GBL-SUMPRO-SUP-1

Summary Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Summary Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco U.S. Managed Volatility Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

This supplement amends the information in the Summary Prospectus under the heading “Purchase and Sale of Fund Shares” with respect to the minimum initial investment for institutional investors other than Employer Sponsored Retirement and Benefit Plans. The minimum initial investment for such institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.

This supplement is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and retain it for future reference.

GBL-SUMPRO-SUP-1